UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number    811-10245
                                                ------------------

                            GAM Avalon Lancelot, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-407-4600
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2005

                                TABLE OF CONTENTS
                                -----------------


                                                                       Page
                                                                       ----

Management's Discussion and Analysis                                     1-2
Report of Independent Registered Public Accounting Firm                    3

Schedule of Investments                                                    4
Statement of Financial Condition                                           5
Statement of Operations                                                    6
Statements of Changes in Members' Capital                                  7
Statement of Cash Flows                                                    8
Notes to Financial Statements                                           9-13
Other Information                                                      14-15
Directors and Executive Officers Information                              16

GAM AVALON LANCELOT, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998, HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. MR. SMITH JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. MR. SMITH RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses Portfolio Managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of Portfolio Managers using different investment styles whose performance is not expected to be correlated with each other.


REPORT TO MEMBERS

     The Facts

                                          GAM Avalon
                                        Lancelot, LLC      MSCI World Index
                                        -------------      ----------------
NAV per unit at March 31, 2005             USD$112.55              1,151,28

Total returns:
January 1 to March 31, 2005                     0.63%                -1.00%
April 1, 2004 to March 31, 2005                 0.23%                11.07%

Average annual total returns:
2 years to March 31, 2005                       7.32%                26.71%
Since inception *                               4.14%                 1.98%
*Inception date - May 1, 2001


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

                                          GAM Avalon
                                        Lancelot, LLC      MSCI World Index
                                        -------------      ----------------

1 YEAR                                          0.23%                11.07%
2 YEARS                                         7.32%                26.71%
SINCE INCEPTION**                               4.14%                 1.98%
--------------------------------------------------------------------------------
                     **Inception date through March 31, 2005

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------

                               ANNUAL PERFORMANCE
                     FOR THE FISCAL YEARS ENDING MARCH 31,

                                          GAM Avalon
                                        Lancelot, LLC      MSCI World Index
                                        -------------      ----------------

2005                                            0.23%                11.07%
2004                                           14.92%                44.55%
2003                                           -2.63%               -23.85%
2002*                                           0.36%               -11.69%
--------------------------------------------------------------------------------
                       *May 1, 2001 through March 31, 2002

FUND REVIEW
For the fiscal year ended March 31, 2005, the Fund generated absolute net returns of 0.23%, in US$ terms.

As of March 31, 2005, the Fund held 21 underlying managers. The Fund is allocated across four distinct strategies and at the end of the period was allocated 45% to equity hedge, 27% to arbitrage, 20% to trading, 4% to fixed income hedge and 4% to other.

During  the  period  arbitrage,   credit  hedge  and  equity  hedge  contributed
positively to the Fund's performance offsetting the loss from trading. The equity hedge strategy contributed the greatest to performance.

The Fund's net return over the first quarter 2005 was 0.63%, in US$ terms.

[GRAPHIC OMITTED] ERNST & YOUNG

[GRAPHIC OMITTED] ERNST & YOUNG LLP
                  5 Times Square
                  New York, New York 10036-6530

[GRAPHIC OMITTED] Phone: (212) 773-3000
                  www.ey.com


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Members of GAM Avalon Lancelot, LLC


We have audited the accompanying statement of financial condition of GAM Avalon Lancelot, LLC (the "Fund"), including the schedule of investments, as of March 31, 2005, and the related statements of operations, changes in members' capital and cash flows and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in members' capital for the year ended March 31, 2004 and the financial highlights for the period May 1, 2001 (commencement of operations) to March 31, 2002 and the years ended March 31, 2003 and 2004, respectively, were audited by other auditors, whose report dated May 21, 2004 expressed an unqualified opinion on the statement of changes in members' capital and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2005, by correspondence with management of the investment funds and the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us, present fairly, in all material respects, the financial position of GAM Avalon Lancelot, LLC at March 31, 2005, and the results of its operations, changes in its members' capital, its cash flows and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

New York, New York
May 24, 2005

                    A Member Practice of Ernst & Young Global

GAM Avalon Lancelot, LLC
Schedule of Investments

--------------------------------------------------------------------------------


                                                                                  % OF
                                                                                   NET
Fund Name                                      COST             FAIR VALUE        ASSETS       LIQUIDITY*         OBJECTIVE*
------------------------                  -------------        ------------       -------      ---------      -------------------

Capital Hedge Fund, Ltd.(1)               $  20,575,000        $ 22,919,816        11.24%       Monthly       Discretionary Macro
Pacific & General Investments LP             20,000,000          20,437,998        10.02%      Quarterly        US Equity Hedge
Rockbay Capital Institutional
  Fund LLC                                   10,000,000          12,683,998         6.22%      Quarterly         Event Driven
Alson Signature Fund LP                      10,100,000          12,389,821         6.07%      Quarterly        US Equity Hedge
Epic Distressed Debt Opportunity
  Fund LP                                    12,500,000          12,275,000         6.02%      Quarterly         Event Driven
New Star Hedge Fund, Ltd.                     9,900,000          10,280,958         5.04%        Weekly       Europe Equity Hedge
Blue Mountain Credit Alternatives
  Fund LP                                    10,000,000          10,177,495         4.99%
Waterstone Market Neutral
  Fund LP                                    10,000,000           9,827,190         4.82%
Global Undervalued Securities
  Fund LP                                     5,330,000           8,753,976         4.28%
Optimal Japan Fund US $                       6,400,000           8,540,752         4.19%
Theorema Europe Fund, Ltd.                    6,730,000           8,470,291         4.15%
Green T. G2 Fund, Ltd.                        7,868,330           8,175,623         4.01%
Davco Fund LP                                 6,650,000           7,226,070         3.54%
Boyer Allan Pacific Fund                      4,025,000           7,110,960         3.49%
Standard Pacific Capital Offshore
  Fund, Ltd                                   5,380,000           5,814,181         2.85%
Jefferies RTS Fund, LP                        4,000,000           4,583,157         2.25%
Amici Qualified Associates LP                 2,600,000           3,347,199         1.64%
Roy G. Niederhoffer (Ireland)
  Fund No. 2                                  3,700,000           3,038,533         1.49%
Rubicon Global Partners LP                    1,310,000           2,387,396         1.17%
Eckhardt Futures LP                           1,910,000           2,376,714         1.17%
Caxton Equity Growth LLC                      1,165,000           1,729,585         0.85%
                                          -------------        ------------       -------

TOTAL                                     $ 160,143,330        $182,546,713        89.50%
                                          =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                                21,426,514        10.50%
                                                               ------------       -------
NET ASSETS                                                     $203,973,227       100.00%
                                                               ============       =======

(1)   The Fund's proportional share of investments owned by investment fund which constituted 5% or more of the net assets included the following:
                                                                          Value
                                                                       -----------
            Bear Stearns, 2.3125% dated 03/31/05, due 04/01/05
            (collateralized short-term investment)                     $15,010,820

The aggregate cost of investments for tax purposes was $168,913,065. Net unrealized  appreciation on investments for tax purposes was $13,633,648 consisting of $15,521,742 of gross unrealized appreciation and $1,888,094 of gross unrealized depreciation.

*This information is presented only for investment funds which constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Financial Condition
March 31, 2005
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $160,143,330)        $182,546,713
Investments made in advance (cost $16,000,000)                              16,000,000
Cash and cash equivalents                                                    9,955,463
Restricted cash                                                                941,794
Other assets                                                                     2,008
                                                                          ------------

   TOTAL ASSETS                                                            209,445,978
                                                                          ------------

LIABILITIES
Subscriptions received in advance                                            3,994,272
Tender payable                                                                 937,602
Management fee payable                                                         342,072
Accrued expenses                                                               198,805
                                                                          ------------

   TOTAL LIABILITIES                                                         5,472,751
                                                                          ------------

       NET ASSETS                                                         $203,973,227
                                                                          ============

MEMBERS' CAPITAL
Represented by:
Net capital                                                               $181,569,844
Net unrealized appreciation on investments in investment funds              22,403,383
                                                                          ------------

   MEMBERS' CAPITAL                                                       $203,973,227
                                                                          ============


   Net asset value per outstanding unit of limited liability company
      interest ($203,973,227 / 1,812,216 units outstanding)               $     112.55
                                                                          ============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Operations
Year Ended March 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                                                       $   430,784
                                                                                -----------

EXPENSES
 Management fee (Note 3)                                                          3,587,135
 Administrative and accounting fees                                                 134,202
 Investor services fees                                                             131,069
 Professional fees                                                                   66,975
 Custody fees and expenses                                                           16,300
 Directors' fees                                                                     12,750
 Other                                                                               74,145
                                                                                -----------

   Total expenses                                                                 4,022,576
                                                                                -----------

   NET INVESTMENT LOSS                                                           (3,591,792)
                                                                                -----------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS

   Net realized gain from investments in investment funds                                --
   Net change in unrealized appreciation on investments in investment funds       5,683,013
                                                                                -----------

   NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS          5,683,013
                                                                                -----------

   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     $ 2,091,221
                                                                                ===========

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Changes in Members' Capital
--------------------------------------------------------------------------------

                                                                                             YEARS ENDED MARCH 31,
                                                                                      -----------------------------------

                                                                                          2005                   2004
                                                                                      ------------          -------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
   Net investment loss                                                                $ (3,591,792)          $ (2,191,004)
   Net realized gain on investments in investment funds                                         --                477,491
   Net change in unrealized appreciation on investments
      in investment funds                                                                5,683,013             14,881,858
                                                                                      ------------          -------------
         NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                      2,091,221             13,168,345
                                                                                      ------------          -------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from sale of 754,388 and 733,451 units of limited
      liability company interest to Members, respectively                               82,950,026             76,311,492
   Cost of 128,860 and 55,538 units repurchased from Members,
      respectively                                                                     (14,335,031)            (5,931,389)
                                                                                      ------------          -------------
         NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                   68,614,995             70,380,103
                                                                                      ------------          -------------

         TOTAL INCREASE                                                                 70,706,216             83,548,448

         MEMBERS' CAPITAL AT BEGINNING OF YEAR                                         133,267,011             49,718,563
                                                                                      ------------          -------------

         MEMBERS' CAPITAL AT END OF YEAR                                              $203,973,227          $ 133,267,011
                                                                                      ============          =============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Cash Flows
Year Ended March 31, 2005

--------------------------------------------------------------------------------

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
  Net increase in Members' capital derived from operations                     $  2,091,221
  Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
    Purchases of investment funds                                               (59,500,000)
    Investments paid in advance                                                 (16,000,000)
    Net change in unrealized appreciation on investments in investment funds     (5,683,013)
    Increase in restricted cash                                                    (457,824)
    Decrease in other assets                                                          8,566
    Increase in management fee payable                                              125,159
    Increase in accrued expenses                                                     76,832
                                                                                -----------

      NET CASH USED IN OPERATING ACTIVITIES                                     (79,339,059)
                                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                        80,277,448
    Capital redemptions                                                         (13,881,399)
                                                                               ------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                  66,396,049
                                                                               ------------

      NET DECREASE IN CASH AND CASH EQUIVALENTS                                 (12,943,010)

        Cash and cash equivalents at beginning of year                           22,898,473
                                                                               ------------

        Cash and cash equivalents at end of year                               $  9,955,463
                                                                               ============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
March 31, 2005
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Lancelot, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use portfolio managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of portfolio managers.

         The Fund's Board of Directors (the "Directors") have overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents to assist in the placement of units.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $182,546,713 (89.50% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on March 31, 2005. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material. Investments made in advance represent amounts paid by the Fund to purchase interests in investment funds prior to year end, but the Fund will be deemed an investor on April 1, 2005.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2005

--------------------------------------------------------------------------------

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  investment  fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and members; all costs with respect to communications to members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         For the purposes of reporting the statement of cash flows, the Fund considers all cash accounts which are not subject to withdrawal restrictions and all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

         F.   MEMBERS' CAPITAL

         Subscriptions received in advance represent amounts received by the Fund from investors who purchased interests in the Fund prior to year end, but the Fund will record the subscriptions on April 1, 2005. Tender payable represents amounts owed by the Fund to investors who redeemed their interests in the Fund prior to year end, but the Fund will pay out the redemption after year end.

         G.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2005

--------------------------------------------------------------------------------

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     4.  MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or loss for the fiscal period is allocated among and credited to or debited against the capital accounts of the members in accordance with their respective fund percentages for such fiscal period. The fund percentage of a member for a fiscal period shall be determined by dividing the balance of the member's capital account as of the commencement of such fiscal period by the sum of the capital accounts of all of the members as of the commencement of such fiscal period. The sum of the fund percentages of all members for each fiscal period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from members, including the Advisor, pursuant to written tenders by members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from members two times each year, in June and December. The units redeemed during fiscal years ended March 31, 2005 and 2004 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a member or (ii) with the written consent of the Advisor.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.  INVESTMENT TRANSACTIONS

         Purchases and sales of investment funds for the fiscal year ended March 31, 2005 aggregated $59,500,000 and $0, respectively.

     7.  INDEMNIFICATIONS

         In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     8.  SUBSEQUENT EVENTS

         The Fund has filed a Registration Statement under the Securities Act of 1933 to restructure its operations in a Master/Feeder structure. Upon effectiveness of the new Registration Statement the Fund will contribute all of its

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2005

--------------------------------------------------------------------------------

         assets, except those restricted for regulatory reasons, liquidation purposes, forced redemptions, or those necessary to pay Fund expenses, including management fees, or those as to which consents to assignments have not yet been obtained, to GAM Multi-Strategy Investments, LLC, a limited liability company organized under the laws of the State of Delaware (the "Master Fund"). To the extent that any such consent to assignment is not obtained, the Fund may continue to hold the related investment directly until it can obtain such consent or a redemption of its interest in the underlying portfolio fund. The asset contribution will be made pursuant to an internal reorganization of the Fund and the Master Fund, and the Fund will initially be the principal owner of outstanding interests in the Master Fund. The Master Fund is a separate closed end non-diversified management investment company with the same investment objectives as the Fund. After the reorganization is complete, the Fund will make substantially all of its investments through the Master Fund. Further information on the proposed Master/Feeder structure for the Fund is contained in the new Registration Statement which is available from the SEC on its website at www.sec.gov. The Fund's new Registration Statement has not yet been declared effective by the SEC and information therein is there-fore not complete and may be changed.

         On May 13, 2005, the Fund filed a Tender Offer Statement on Schedule TO ("Tender Offer Documents") with the SEC relating to an offer by the Fund to purchase up to ten percent (10%) of the outstanding units of limited liability company interests of the Fund, upon the terms and subject to the conditions set forth in the Tender Offer Documents and related documents. Information relating to the tender offer and the Tender Offer Documents can be found at www.sec.gov.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2005

--------------------------------------------------------------------------------

9.   FINANCIAL HIGHLIGHTS


                                                                                          YEARS ENDED MARCH 31,
                                                                           ------------------------------------------------------

                                                                             2005           2004         2003            2002 (b)
                                                                           ---------      ---------     --------       --------
     Per unit operating performance (a)
     (For a unit of Members' capital
     outstanding throughout the period):
     Net asset value, beginning of period                                  $  112.30      $   97.72     $ 100.36       $ 100.00
                                                                           ---------      ---------     --------       --------
     INCOME (LOSS) FROM OPERATIONS:
     Net investment loss                                                       (2.26)         (2.53)       (2.63)         (5.01)
     Net realized and unrealized gain (loss)
       on investment transactions                                               2.51          17.11        (0.01) (c)      5.37
                                                                           ---------      ---------     --------       --------

     Total from operations                                                      0.25          14.58        (2.64)          0.36
                                                                           ---------      ---------     --------       --------

     Net asset value, end of period                                        $  112.55      $  112.30     $  97.72       $ 100.36
                                                                           =========      =========     ========       ========

     TOTAL RETURN (d)                                                          0.22%         14.92%       (2.63%)         0.36%


     SUPPLEMENTAL DATA:
     Net assets, end of period (000)                                       $ 203,973      $ 133,267     $ 49,719       $ 16,235
     RATIO TO AVERAGE NET ASSETS:
       Expenses, before waivers (e)                                            2.29%          2.40%        2.85%          6.51% (f)
       Expenses, net of waivers (e)                                            2.29%          2.40%        2.74%          5.92% (f)
       Net investment loss                                                    (2.04%)        (2.38%)      (2.69%)        (5.86%)(f)
     Portfolio turnover rate                                                   0.00%         14.97%       25.63%          0.00%

----------
(a) Based on average weighted units outstanding
(b) Period from May 1, 2001 (commencement of operations) to March 31, 2002
(c) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.
(d) Not Annualized for periods less than one year and do not reflect any sales charges that may apply.
(e) Expense ratios of investment funds are not included in the expense ratio and the Fund's expense ratios do not reflect any sales charges that may apply.
(f) Annualized for periods less than one year

GAM Avalon Lancelot, LLC
Other Information (unaudited)

--------------------------------------------------------------------------------

DIRECTORS' REVIEW AND APPROVAL OF INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------

The Board of Directors of the Fund (the "Board") reviews and evaluates information concerning the services of GAM USA Inc. (the "Advisor") and GAM International Management Limited (the "Investment Consultant"), and the performance of the Fund at each quarterly meeting of the Board. At the December 14, 2004 meeting of the Board, the Board unanimously approved, for a period of one year, the continuation of the advisory services to the Fund by the Advisor in accordance with the terms of the Limited Liability Agreement and the engagement of GAM International Management Limited (the "Investment Consultant") to provide investment consultant services to the Advisor with respect to the Fund.

In connection with the Board's consideration of the renewal of the services of the Advisor and the Investment Consultant, the Board received from the Advisor information regarding the financial condition of the Fund; the past investment performance of the Fund; the nature, quality and extent of the investment advisory services rendered by the Advisor and the Investment Consultant to the Fund; the other administrative services provided to the Fund by the Advisor and the Investment Consultant; the experience and qualifications of the Advisor, the Investment Consultant and their affiliates; their financial resources as part of the GAM Group; the qualifications and experience of their key advisory and administrative personnel; the processes utilized by the Advisor, the Investment Consultant and their affiliates in evaluating, selecting and monitoring portfolio managers and portfolio funds; the compensation payable by the Fund to the Advisor; the direct and indirect benefits to the Advisor and the Investment Consultant from their relationship with the Fund; the placement agent and selling agent fees the Advisor pays out of its own resources; and the profitability of the Advisor and the Investment Consultant.

In connection with its consideration, the Board reviewed a report prepared by Lipper Inc. (the "Lipper Report") comparing the investment performance, management fees and total expenses of the Fund with similar information for a peer group of 14 similar registered funds of hedge funds. Lipper noted in its report that it had been unable to obtain total return performance numbers for the other funds in the peer group and had, as a result, relied on data as to this peer group provided by the Advisor. Lipper also noted that, given the limited amount of privately placed hedge fund of funds registered under the Investment Company Act of 1940 available from which it could make a peer group selection, it had included all equity hedge fund of funds in the category, regardless of investment objective, a deviation from its usual practice of selecting a peer group that has the same investment objective when that niche group is large enough to have statistical significance. It noted while this approach is different from its traditional methodology, it believed the report accurately displayed the most valid comparisons attainable at the time of the report. The Board noted that the management fee paid by the Fund was higher than the average and median management fees charged by the peer group described in the Lipper report, but that expenses of the Fund other than management fees were lower than the median and average for the peer group. The Board also reviewed material indicating that the Advisor is responsible for paying, out of its own resources, fees to the selling agent, GAM Services Inc., and placement agents selected by the selling agent, which have been approximately 100 basis points per annum since inception and were advised that the net percentage management fee received by the Advisor was, as a result, generally lower than the net management fee received by the Advisor and its affiliates from other clients utilizing comparable investment strategies.

In voting unanimously to approve the continuation of the advisory services of the Advisor and Investment Consultant as fair and reasonable to members of the Fund, the Board did not identify any single factor as being of paramount importance. The principal additional factors relating specifically to the Fund that the Independent Directors considered in deciding to continue the services of the Advisor and the Investment Consultant were the extensive experience of the GAM Group in managing hedge funds since 1984 and funds of hedge funds since 1989; the more than $18 billion in assets managed by the GAM Group invested in funds of hedge funds; the extensive experience of David Smith advising and managing with respect to hedge fund portfolios; the extensive experience of the other members of the GAM Multi-Manager team; the capacity of the GAM Multi-Manager team to evaluate and monitor the performance of hedge funds; the database of approximately 4,000 hedge funds maintained by the GAM Multi Manager team; the additional administrative services provided by the Advisor to the Fund, including fund accounting, financial and tax reporting to investors, investor relations, risk management, and assistance in meeting legal and regulatory requirements; and the absence of any soft dollar benefits to the Advisor or Investment Consultant as a result of their relationship with the Fund. The Board noted that while the Fund underperformed against the world index, the Fund's performance relative to the other funds in the Lipper Report for one year period ending March 31, 2004 was fifth out of a total of 31 funds.

GAM Avalon Lancelot, LLC
Other Information (unaudited) (continued)

--------------------------------------------------------------------------------

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
-------------------------------------

The Fund will file a schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1-800-426-4685.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD
-----------------------------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, and its proxy voting record without charge, upon request by contacting the Fund directly at 1-800-426-4685, online on the Fund's Web site: www.gam.com, or on the EDGAR Database on the SEC's website (http://www.sec.gov)

CHANGE IN THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
------------------------------------------------------------------

In November 2004, the Board of Directors (the "Directors") of the Fund selected Ernst & Young LLP as its independent registered public accounting firm for the fiscal year ended March 31, 2005. At a regularly scheduled Directors meeting held on November 10, 2004, the Directors of the Fund elected to terminate the appointment of PricewaterhouseCoopers LLP ("PricewaterhouseCoopers") as its independent registered public accounting firm. The decision to change accountants was approved by the Fund's Audit Committee.

PricewaterhouseCoopers' reports on the Fund's financial statements for the two years ending March 31, 2004 and 2003, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the two years ending March 31, 2004 and 2003 and through November 10, 2004, there were no disagreements with PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which disagreements, if not resolved to PricewaterhouseCoopers' satisfaction, would have caused it to make reference thereto in their report on the financial statements. During the two years ending March 31, 2004 and 2003 and through November 10, 2004, there were no "reportable events" within the meaning of Item 304, paragraph (a)(1)(v), of Regulation S-K under the Securities Exchange Act of 1934.

GAM Avalon Lancelot, LLC
Directors and Executive Officers Information* (unaudited)
--------------------------------------------------------------------------------

NAME, ADDRESS AND AGE                        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                        ----------------------------------------------

George W. Landau (85) **                     Sr. Advisor,  Latin America,  The Coca Cola Co., Atlanta, GA, 1998 to present.
Director                                     Director,  GAM Funds, Inc., 1994 to present.  President,  Council of Advisors,
2601 S. Bayshore Dr.                         Latin  America,  Guardian  Industries,  Auburn  Hills,  MI,  1992 to  present.
Suite 1275                                   Director,  Emigrant  Savings Bank,  New York,  NY, 1987 to present.  Director,
Coconut Grove, FL  33133-5429                seven Credit  Suisse Asset  Management  (CSAM)  funds,  formerly  known as BEA
                                             Associates,  New  York,  NY,  1989  to  present.  Director,  Fundacion  Chile,
                                             Santiago,  Chile,  1992 to present.  Former  President  of the Council for the
                                             Americas and Americas  Society,  1985 to 1993. Former Ambassador to Venezuela,
                                             Chile and Paraguay.  He is a Director of thirteen GAM Funds.

Robert J. McGuire (68) **                    Attorney/Consultant,  Morvillo,  Abramowitz,  Grand, Iason & Silberberg, P.C.,
Director                                     1998 to  present.  Director,  GAM  Funds,  Inc.,  1998 to  present.  Director,
1085 Park Ave.                               Emigrant  Savings  Bank,  1998 to 2003.  Director,  one  Credit  Suisse  Asset
New York, NY  10128-1168                     Management (CSAM) fund,  formerly known as BEA Associates,  New York, NY, 1998 to present.  President/Chief  Operating  Officer,  Kroll  Associates,  1989 to
                                             1997.  He is a Director of eleven GAM Funds.

Roland Weiser (74) **                        Chairman,  Intervista  business  consulting,  1984 to present.  Director,  GAM
Director                                     Funds,  Inc.,  1988 to  present.  Director,  GAM  Diversity  Fund  and  Unimed
86 Beekman Rd.                               Pharmaceuticals,    Inc.,   1989   -   1999.   Former   Sr.   Vice   President
Summit, NJ  07901-1723                       (International),  Schering  Plough  Corp.  He is a Director  of  thirteen  GAM
                                             Funds.

Dr. Burkhard Poschadel (58)                  Group Chief Executive  Officer,  GAM London  Limited,  March 2000 to May 2004.
Chairman & Director                          Dr.   Poschadel   receive  a  Ph.D  in  Economics   from  the   University  of
12 St. James's Place                         Hamburg/Freiburg.  He was appointed Chief  Executive  Officer of the GAM Group
London   SW1A-1NX                            in March  2000,  and has been a long time  employee  of UBS AG. Dr.  Poschadel
England                                      served as the Head of Human  Resources  of UBS  Private  Banking  from 1998 to
                                             2000 and served as a the  Global Head  of  Research  and  Portfolio Mgmt. from
                                             1994 to 1997.  He is a Director of thirteen GAM Funds.


Kevin J. Blanchfield (50)                    Managing  Director - Chief  Operating  Officer & Treasurer,  GAM USA Inc., GAM
Vice President & Treasurer                   Investments,   Inc.  and  GAM  Services  Inc.,  1993  to  present.   Sr.  Vice
GAM USA Inc.                                 President,  Finance & Administration,  Lazard Freres & Co., 1991 to 1993. Vice
135 E. 57th St.                              President & Treasurer, GAM Avalon Funds, 2000 to present.
New York, NY  10022-2050

Kenneth A. Dursht (42)                       General Counsel and Corporate  Secretary,  GAM USA Inc., GAM Investments Inc.,
Secretary                                    and GAM Services Inc.,  2004 to present.  Secretary and General  Councel,  the
GAM USA Inc.                                 funds  comprising the GAM Avalon Funds,  2004 to present;  Attorney,  Skadden,
135 E. 57th St.                              Arps, Slate, Meagher & Flom LLP, 1998 to 2004.
New York, NY  10022-2050

Michael J. Bessel (43)                       Associate  General Counsel,  Assistant  Secretary & Chief Compliance  Officer,
Chief Compliance Officer &                   GAM USA Inc., GAM  Investments  Inc., and GAM Services Inc.,  2002 to present;
Assistant Secretary                          Assistant  Secretary,  the funds  comprising  the GAM  Avalon  Funds,  2002 to
GAM USA Inc.                                 present; Vice President,  Compliance Officer,  Black Rock Financial Management
135 E. 57th St.                              Inc., 1999 to 2002;  Vice President,  Compliance  Officer,  Refco  Securities,
New York, NY  10022-2050                     Inc., 1997 to 1999.

*    A Director's  position in that capacity will  terminate if such Director is removed,  resigns or is subject to various disabling  events such as death or  incapacity.  A Director may resign upon 90 days' prior written notice to the other
     Directors, and may be removed either by vote of two-thirds of the Directors not subject to the removal vote or vote of the members holding less than two-thirds of the total number of votes eligible to be cast by all members.

**   Independent Directors.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on the audit committee. The Board of Directors has determined that although no one member meets the definition of audit committee financial expert, the experience provided by each member of the audit committee together offer adequate oversight for the registrant's level of financial complexity.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,000 for 2005 and $23,500 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,275 for 2005 and $16,500 for 2004. These services consisted of review or preparation of tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The registrant's audit committee is directly responsible for approving the services to be provided by the principal accountant and has established policies and procedures for pre-approval of all audit and permissible non-audit services provided by the principal accountant to the registrant, as well as non-audit related services to Service Affiliates when the engagement relates directly to the operations and financial reporting of the registrant. Certain approvals are conditioned upon various factors. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence. Generally, pre-approvals pursuant to this policy are considered annually during a formal meeting of the audit committee.


      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) N/A

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $45,275 in 2005 and $85,500 in 2004

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. The registrant invests exclusively in non-voting securities.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
          or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      GAM Avalon Lancelot, LLC
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ Burkhard Poschadel
                         ----------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date              June 7, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Burkhard Poschadel
                         ----------------------------------------------------
                          Burkhard Poschadel, Chairman
                          (principal executive officer)

Date              June 7, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Kevin Blanchfield
                         ----------------------------------------------------
                           Kevin Blanchfield, Vice President & Treasurer (principal financial officer)

Date              June 6, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.